First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005
212-858-8144

                                November 12,1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

            Re:   First Investors Life Variable Annuity Fund C
                  File Nos. 33-33419 and 811-6130
                  -------------------------------

Dear Sirs:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), Registrant hereby certifies:

     (1) The form of Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 14 to Registrant's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

     (2) The text of Post-Effective Amendment No. 14 was filed electronically with the Commission.

                                   Very truly yours,

                                   /s/ Tammie Lee

                                       Tammie Lee
                                       Assistant Counsel